COMPANY’S OPERATIONS (Details Narrative) - BRL (R$)				3 Months Ended		9 Months Ended		12 Months Ended
	May 04, 2021	Mar. 09, 2021	May 07, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Reserve Quantities [Line Items]
Capital reserve				R$ 141,834,000		R$ 141,834,000			R$ 141,834,000
Percentage of ownership						5.00%	5.00%
Other operating income (expenses), net				(21,599,000)	R$ (13,193,000)	R$ 103,581,000	R$ 91,243,000
Revenue				12,389,985,000	9,942,591,000	34,618,863,000	27,995,582,000
Profit (loss)				(277,499,000)	218,709,000	(494,883,000)	622,534,000
Joody Al Sharqiya Food Production Factory [Member] | Share Purchase Agreement [Member]
Reserve Quantities [Line Items]
Transaction closing date			Jan. 18, 2021
Percentage of ownership			100.00%
B R F Al Yasra Food K S C C B R F A F C [Member]
Reserve Quantities [Line Items]
Transaction amount		R$ 238,421
Capital reserve		R$ 79,673
Banvit bandirma vitaminli [Member]
Reserve Quantities [Line Items]
Transaction amount	R$ 13,059
Capital reserve	R$ 76,148
Hercosul distribuicao ltda [Member]
Reserve Quantities [Line Items]
Other operating income (expenses), net						14,335,000
[custom:PreliminaryGoodwill-0]				766,183,000		766,183,000
Revenue						32,458,000
Profit (loss)						2,016,000
Mogiana alimentos sa [Member]
Reserve Quantities [Line Items]
Other operating income (expenses), net						8,146,000
[custom:PreliminaryGoodwill-0]				283,426,000		283,426,000
Revenue						41,438,000
Profit (loss)						R$ 1,901,000
Carne Fraca And Trapaca [Member]
Reserve Quantities [Line Items]
Other operating income (expenses), net				R$ 8,554,000	R$ 4,027,000		R$ 28,099,000	R$ 412,000